CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash & equivalents	$ 4,591,681	$ 2,355,839	$ 260,187
Restricted cash	14,719,845	6,865,821	3,660,885
Deposits	191,595	73,852	73,565
Accounts receivables	291,617	291,496	59,325
Other receivables	50,536	295,870	0
Prepayment	745,584	183,083	36,671
Due from director	502	0
Total current assets	20,591,360	10,065,961	4,090,633
Non-current assets
PROPERTY AND EQUIPMENT, net	1,304,020	1,037,758	776,920
INTANGIBLES, net	20,555	20,547	0
Deferred tax assets		0	27,513
Prepayment - non-current		0	43,720
Total non-current assets		1,058,305	848,153
TOTAL ASSETS	21,915,935	11,124,266	4,938,786
CURRENT LIABILITIES
Accounts Payable	14,987	0
Accrued expenses and other payables	534,141	1,891,525	567,712
Customer deposits	14,719,845	6,865,821	3,660,885
Due to director	0	2,730	0
Tax payables	744,875	249,092	0
Total current liabilities	16,013,848	9,009,168	4,228,597
NON-CURRENT LIABILITIES
Deferred tax liabilities	51,261	66,555	31,060
Total non-current liabilities	51,261	66,555	31,060
TOTAL LIABILITIES	16,065,109	$ 9,075,723	$ 4,259,657
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Common stock	9,632	$ 9,332	$ 209,976
Additional paid-in capital	2,755,798	2,570,098	2,370,103
Subscription receivables	0	(1,896,548)	(1,896,548)
Retained earnings	3,081,213	1,365,868	(3,669)
Accumulated other comprehensive loss	4,183	(207)	(733)
Total stockholders' equity	5,850,826	2,048,543	679,129
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 21,915,935	$ 11,124,266	$ 4,938,786